Related Party and Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Activity in the NewMarket Common Stock Fund	The table below shows the activity in the NewMarket Corporation Common Stock Fund during 2025 and 2024.

	Shares	Amount
Balance—January 1, 2024	337,512	$184,224,266
Purchases	19,903	11,843,021
Distributions and sales	(40,257)	(23,799,660)
Depreciation		(4,697,467)
Balance—December 31, 2024	317,158	167,570,160
Purchases	18,140	12,884,266
Distributions and sales	(45,362)	(30,151,562)
Appreciation		48,958,795
Balance—December 31, 2025	289,936	$199,261,659